UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile  Molineaux

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

09/30

Date of reporting period: 6/30/2011

Item 1.  Schedule of Investments.

Equinox Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 61.9%
	DEBT FUNDS - 61.9%
6,800	iShares Barclays 1-3 Year Credit Bond Fund	$ 713,660
3,250	iShares Barclays Aggregate Bond Fund	346,678
11,800	SPDR Barclays Capital Short Term Corporate Bond ETF	360,372
13,150	Vanguard Short-Term Bond ETF	1,065,544
13,500	Vanguard Short-Term Corporate Bond ETF	1,057,725
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,546,435)	3,543,979

	SHORT-TERM INVESTMENTS - 26.9%
1,541,940	Fidelity Government Institutional Money Market
	to yield 0.13%, due 12/30/30 (Cost $1,541,940) (a)	1,541,940

	TOTAL INVESTMENTS - 88.8% (Cost $5,088,375) (b)	$ 5,085,919
	OTHER ASSETS AND LIABILITIES - 11.2%	639,195
	TOTAL NET ASSETS - 100.0%	$ 5,725,114

(a) Variable rate security, the money market rate shown represents the rate at June 30, 2011.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 781
	Unrealized Depreciation:	(3,237)
	Net Unrealized Depreciation:	$ (2,456)

		Unrealized
	LONG SWAP+	Gain / Loss
	SGI Smart Market Neutral Commodity Index - June 2011, Long Custom
	Commodity Index Swap - Societe Generale - 3 Year Agreement (monthly
	reset) to receive appreciation (or depreciation) of index plus dividends less
	contractual fixed fee rate (0.15% p.a.) multiplied by notional value ($4,866,166).
	Swap may reset intra-month if index moves more than 8% in either direction.	$ (13,493)
	Total Net Unrealized Loss on Swap	$ (13,493)

+ This investment is a holding of Equinox MNCS Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	3,543,979	-	-	3,543,979
Short-Term Investments	1,541,940	-	-	1,541,940
Total	$ 5,085,919	$ -	$ -	$ 5,085,919

Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	13,493	-	-	13,493
Total	$ 13,493	$ -	$ -	$ 13,493

There were no significant transfers in to or out of Level 1 and 2 during the current period.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Equinox Commodity Strategy Fund ("ECSF") with Equinox MNCS Fund Limited ("EMNCS-CFC") – The Consolidated Portfolio of Investments includes the accounts of EMNCS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ECSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ECSF's investment objectives and policies.

EMNCS-CFC utilizes commodity based derivative products to facilitate ECSF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ECSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ECSF Prospectus.

A summary of the ECSF's investments in the CFC is as follows:

	Inception Date of EMNCS-CFC	EMNCS-CFC Net Assets at June 30, 2011	% Of Total Net Assets at June 30, 2011
EMNCS-CFC	1/24/2011	$ 632,888	11.05%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

       Robert J. Enck, President

Date

8/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

       Robert J. Enck, President

Date

8/26/11

By (Signature and Title)

*/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

8/26/11